Segment Information - Schedule of Summary of the Group’s Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Revenues
Total revenues	¥ 2,725,592	$ 380,478	¥ 3,795,331	¥ 3,081,381
Cost of revenues
Total cost of revenue	(503,733)	(70,318)	(550,310)	(391,498)
Gross Profit
Total gross profit	2,221,859	310,160	3,245,021	2,689,883
Amounts not allocated to segments:
Sales and marketing expenses	(1,611,261)	(224,923)	(2,586,977)	(2,408,464)
Research and development expenses	(98,525)	(13,754)	(144,868)	(219,781)
General and administrative expenses	(115,172)	(16,077)	(125,765)	(175,246)
Impairment loss on long-lived assets			(2,652)
Impairment loss on goodwill			(7,389)
Total operating expenses	(1,824,958)	(254,754)	(2,867,651)	(2,803,491)
Income/(loss) from operations	396,901	55,406	377,370	(113,608)
Net Income	356,568	$ 49,776	385,527	(108,652)
Pop toy business [Member]
Revenues
Total revenues	65,781
Cost of revenues
Total cost of revenue	(42,970)
Gross Profit
Total gross profit	22,811
Amounts not allocated to segments:
Sales and marketing expenses	(18,660)
Research and development expenses	(1,877)
General and administrative expenses	(7,492)
Impairment loss on long-lived assets
Impairment loss on goodwill
Total operating expenses	(28,029)
Income/(loss) from operations	(5,218)
Net Income	(3,706)
Learning service and others [Member] | Consumer Business [Member]
Revenues
Total revenues	2,659,811		3,795,331	3,081,381
Cost of revenues
Total cost of revenue	(460,763)		(550,310)	(391,498)
Gross Profit
Total gross profit	2,199,048		3,245,021	2,689,883
Amounts not allocated to segments:
Sales and marketing expenses	(1,592,601)		(2,586,977)	(2,408,464)
Research and development expenses	(96,648)		(144,868)	(219,781)
General and administrative expenses	(107,680)		(125,765)	(175,246)
Impairment loss on long-lived assets			(2,652)
Impairment loss on goodwill			(7,389)
Total operating expenses	(1,796,929)		(2,867,651)	(2,803,491)
Income/(loss) from operations	402,119		377,370	(113,608)
Net Income	360,274		385,527	(108,652)
Learning service and others [Member]
Revenues
Total revenues	2,446,608		3,621,370	3,076,565
Cost of revenues
Total cost of revenue	(354,276)		(447,753)	(387,576)
Gross Profit
Total gross profit	2,092,332		3,173,617	2,688,989
Learning service and others [Member] | Pop toy business [Member]
Revenues
Total revenues
Cost of revenues
Total cost of revenue
Gross Profit
Total gross profit
Learning service and others [Member] | Learning service and others [Member] | Consumer Business [Member]
Revenues
Total revenues	2,446,608		3,621,370	3,076,565
Cost of revenues
Total cost of revenue	(354,276)		(447,753)	(387,576)
Gross Profit
Total gross profit	2,092,332		3,173,617	2,688,989
Consumer Business [Member]
Revenues
Total revenues	213,203		173,961	4,816
Cost of revenues
Total cost of revenue	(106,487)		(102,557)	(3,922)
Gross Profit
Total gross profit	106,716		71,404	894
Consumer Business [Member] | Pop toy business [Member]
Revenues
Total revenues
Cost of revenues
Total cost of revenue
Gross Profit
Total gross profit
Consumer Business [Member] | Learning service and others [Member] | Consumer Business [Member]
Revenues
Total revenues	213,203		173,961	4,816
Cost of revenues
Total cost of revenue	(106,487)		(102,557)	(3,922)
Gross Profit
Total gross profit	106,716		71,404	894
Pop toy business [Member]
Revenues
Total revenues	65,781
Cost of revenues
Total cost of revenue	(42,970)
Gross Profit
Total gross profit	22,811
Pop toy business [Member] | Pop toy business [Member]
Revenues
Total revenues	65,781
Cost of revenues
Total cost of revenue	(42,970)
Gross Profit
Total gross profit	22,811
Pop toy business [Member] | Learning service and others [Member] | Consumer Business [Member]
Revenues
Total revenues
Cost of revenues
Total cost of revenue
Gross Profit
Total gross profit